Other Assets - Summary of Other assets (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of Other Assets [line items]
Investments in subleases	$ 703	$ 664
Sub lease income	46	$ 47
Next five years [member]
Disclosure of Other Assets [line items]
Future lease payments	522
Over five years until expiry of subleases [member]
Disclosure of Other Assets [line items]
Future lease payments	$ 657